Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Loss from continuing operations before non-controlling interests diluted	$ (0.15)	$ (0.47)	$ (0.27)
Net loss from discontinued operation per ordinary share diluted	0.00	(0.01)	0.00
Net loss per ordinary share diluted	$ (0.15)	$ (0.48)	$ (0.27)
Weighted average shares outstanding diluted (in Shares)	45,881,814	13,662,927	10,735,606